Financial instruments (Tables)	6 Months Ended
Jun. 30, 2020
Financial instruments
Schedule of carrying amount and fair value of financial instruments

Carrying amount and fair value of financial instruments

in € THOUS

June 30, 2020	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	956,299	933,134	—	—	1,889,433	932,978	156	—
Trade accounts and other receivables	3,372,527	—	—	75,644	3,448,171	—	—	—
Accounts receivable from related parties	133,214	—	—	—	133,214	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,225	4,225	—	4,225	—
Derivatives - not designated as hedging instruments	—	7,000	—	—	7,000	—	7,000	—
Equity investments	—	207,425	61,404	—	268,829	11,788	59,094	197,947
Debt securities	—	97,302	288,377	—	385,679	379,798	5,881	—
Other financial assets	165,188	—	—	107,230	272,418	—	—	—
Other current and non-current assets	165,188	311,727	349,781	111,455	938,151	—	—	—
Financial assets	4,627,228	1,244,861	349,781	187,099	6,408,969	—	—	—

Accounts payable	678,121	—	—	—	678,121	—	—	—
Accounts payable to related parties	135,309	—	—	—	135,309	—	—	—
Short-term debt and short-term debt from related parties	878,631	—	—	—	878,631	—	—	—
Long-term debt	7,786,653	—	—	—	7,786,653	6,470,321	1,557,796	—
Long-term lease liabilities and long-term lease liabilities from related parties	—	—	—	4,812,233	4,812,233	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	667	667	—	667	—
Derivatives - not designated as hedging instruments	—	10,090	—	—	10,090	—	10,090	—
Variable payments outstanding for acquisitions	—	71,441	—	—	71,441	—	—	71,441
Noncontrolling interest subject to put provisions	—	—	—	944,252	944,252	—	—	944,252
Other financial liabilities	1,670,965	—	—	—	1,670,965	—	—	—
Other current and non-current liabilities	1,670,965	81,531	—	944,919	2,697,415	—	—	—
Financial liabilities	11,149,679	81,531	—	5,757,152	16,988,362	—	—	—
(1)	Highly liquid short-term investments are mainly categorized in level 1 of the fair value hierarchy. Cash and cash equivalents measured at amortized cost is not categorized.

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2019	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	841,046	166,677	—	—	1,007,723	166,677	—	—
Trade accounts and other receivables	3,343,873	—	—	77,473	3,421,346	—	—	—
Accounts receivable from related parties	159,196	—	—	—	159,196	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	107	107	—	107	—
Derivatives - not designated as hedging instruments	—	2,406	—	—	2,406	—	2,406	—
Equity investments	—	186,273	50,975	—	237,248	13,110	41,084	183,054
Debt securities	—	107,988	261,833	—	369,821	365,170	4,651	-
Other financial assets	141,355	—	—	111,649	253,004	—	—	—
Other current and non-current assets	141,355	296,667	312,808	111,756	862,586	—	—	—
Financial assets	4,485,470	463,344	312,808	189,229	5,450,851	—	—	—

Accounts payable	716,526	—	—	—	716,526	—	—	—
Accounts payable to related parties	118,663	—	—	—	118,663	—	—	—
Short-term debt and short-term debt from related parties	1,171,853	—	—	—	1,171,853	—	—	—
Long-term debt	7,905,557	—	—	—	7,905,557	5,555,475	2,537,932	—
Long-term lease liabilities and long-term lease liabilities from related parties	—	—	—	4,705,038	4,705,038	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	2,534	2,534	—	2,534	—
Derivatives - not designated as hedging instruments	—	10,762	—	—	10,762	—	10,762	—
Variable payments outstanding for acquisitions	—	89,677	—	—	89,677	—	—	89,677
Noncontrolling interest subject to put provisions	—	—	—	934,425	934,425	—	—	934,425
Other financial liabilities	1,414,464	—	—	—	1,414,464	—	—	—
Other current and non-current liabilities	1,414,464	100,439	—	936,959	2,451,862	—	—	—
Financial liabilities	11,327,063	100,439	—	5,641,997	17,069,499	—	—	—
(1)	Highly liquid short-term investments are categorized in level 1 of the fair value hierarchy. Cash and cash equivalents measured at amortized cost is not categorized.

Schedule of reconciliation of level 3 financial instruments

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2020			2019
		Variable			Variable
		payments	Noncontrolling		payments	Noncontrolling
	Equity	outstanding for	interests subject	Equity	outstanding for	interests subject
	investments	acquisitions	to put provisions	investments	acquisitions	to put provisions

Beginning balance at January 1,	183,054	89,677	934,425	—	172,278	818,871
Transfer from Level 2	—	—	—	186,427	—	—
Increase	—	11,826	16,096	2,233	4,828	109,109
Decrease	—	(28,506)	(87,155)	—	(43,941)	(20,269)
(Gain) loss recognized in profit or loss	14,535	166	—	128	(41,537)	—
(Gain) loss recognized in equity	—	—	82,537	—	—	14,523
Foreign currency translation and other changes	358	(1,722)	(1,651)	(5,734)	(1,951)	12,191
Ending balance at June 30, and December 31,	197,947	71,441	944,252	183,054	89,677	934,425